SIGNIFICANT CUSTOMERS	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
SIGNIFICANT CUSTOMERS

NOTE 9. SIGNIFICANT CUSTOMERS

Carriers representing 10% or more of total revenue are presented in the table below:

Insurance Carrier	December 31, 2021	December 31, 2020
BlueCross BlueShield	19%	25.1%
Priority Health	28%	25.5%

No other single insurance carrier accounted for more than 10% of the Company’s commission revenues. The loss of any significant customer, including Priority Health and BlueCross BlueShield, could have a material adverse effect on the Company.